Expense Example, No Redemption	Sep. 30, 2025 USD ($)
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	1,346
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	275
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,079
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - Y Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,055
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,739
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	1,481
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - Y Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	$ 1,458